Subsequent Events	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Subsequent Events

On January 8, 2017, RumbleON entered into an Asset Purchase Agreement with NextGen Dealer Solutions, LLC ("NextGen"), Halcyon Consulting, LLC ("Halcyon"), and members of Halcyon signatory thereto ("Halcyon Members," and together with Halcyon, the "Halcyon Parties"), as amended by that certain Assignment, dated February 8, 2017, between the Company and NextGen Pro, LLC (the "NextGen Agreement"). NextGen and the Halcyon Parties are collectively referred to as the "Seller Parties." NextGen has developed a proprietary technology platform that will underpin the operations of the Company. The Agreement provides that, upon the terms and subject to the conditions set forth in the Agreement, the Company will acquire all of NextGen's assets, properties and rights of whatever kind, tangible and intangible, other than the excluded assets under the terms of the Agreement. The Company will assume liability only for certain post-closing contractual obligations pursuant to the terms of the Agreement. The transaction closed in the first quarter of 2017.

The Agreement provides that the Company will acquire substantially all of the assets of NextGen in exchange for approximately $750,000 in cash, plus 1,523,809 unregistered shares of common stock of the Company (the "Purchaser Shares"), and a subordinated secured promissory note issued by the Company in favor of NextGen in the amount of $1,333,333 (the "Acquisition Note"). The Acquisition Note matures on the third anniversary of the date the Acquisition Note is entered into (the "Maturity Date"). Interest will accrue and be paid semi-annually on the Acquisition Note (i) at a rate of 6.5% annually from the date the Acquisition Note is entered into through the second anniversary of such date and (ii) at a rate of 8.5% annually from the second anniversary of the date the Acquisition Note is entered into through the Maturity Date. In connection with the closing of the transaction, the Company has agreed with certain investors to accelerate the funding of the second tranche of their investment totaling $1.35 million by issuing such investors 1,161,920 shares of the Company's common stock and a note in the amount of $667,000, to be issued on the closing date.

On January 9, 2017, the Company’s Board of Directors approved the adoption of the RumbleON, Inc. 2017 Stock Incentive Plan (the "Plan"), subject to stockholder approval at the Company's next Annual Meeting of Stockholders. The purposes of the Plan are to attract, retain, reward and motivate talented, motivated and loyal employees and other service providers ("Eligible Individuals") by providing them with an opportunity to acquire or increase a proprietary interest in the Company and to incentivize them to expend maximum effort for the growth and success of the Company, so as to strengthen the mutuality of the interests between such persons and the stockholders of the Company. The Plan will allow the Company to grant a variety of stock-based and cash-based awards to Eligible Individuals. Twelve percent (12%) of the Company's issued and outstanding shares of common stock from time to time are reserved for issuance under the Plan. As of the date of this report, 6,400,000 shares are issued and outstanding, resulting in 768,000 shares available for issuance under the Plan.

On January 9, 2017, the Company's Board and stockholders holding 6,375,000 of the Company's issued and outstanding shares of common stock approved an amendment to the Company's Articles of Incorporation (the "Certificate of Amendment"), to change the name of the Company to RumbleON, Inc. and to create an additional class of common stock of the Company, which was effective on February 13, 2017 (the "Effective Date").

Immediately before approving the Certificate of Amendment, the Company had authorized 100,000,000 shares of common stock, $0.001 par value (the "Authorized Common Stock"), including 6,400,000 issued and outstanding shares of common stock (the "Outstanding Common Stock, and together with the Authorized Common Stock, the "Common Stock"). Pursuant to the Certificate of Amendment, the Company designated 1,000,000 shares of Authorized Common Stock as Class A Common Stock (the "Class A Common Stock"), which Class A Common Stock ranks pari passu with all of the rights and privileges of the Common Stock, except that holders of the Class A Common Stock are entitled to ten votes per share of Class A Common Stock issued and outstanding, and (ii) all other shares of Common Stock, including all shares of Outstanding Common Stock shall be deemed Class B Common Stock (the "Class B Common Stock"), which Class B Common Stock will be identical to the Class A Common Stock in all respects, except that holders of the Class B Common Stock are entitled to one vote per share of Class B Common Stock issued and outstanding.

Also on January 9, 2017, the Company's Board and stockholders holding 6,375,000 of the Company's issued and outstanding shares of common stock approved the issuance to (i) Marshall Chesrown of 875,000 shares of Class A Common Stock in exchange for an equal number of shares of Class B Common Stock held by Mr. Chesrown, and (ii) Steven R. Berrard of 125,000 shares of Class A Common Stock in exchange for an equal number of shares of Class B Common Stock held by Mr. Berrard, effective at the time the Certificate of Amendment was filed with the Secretary of State of Nevada.

On February 8, 2017 (the "Closing Date"), RumbleON completed the NextGen Acquisition in exchange for $750,000 in cash, the Purchaser Shares, and the Acquisition Note. The Acquisition Note matures on the third anniversary of the Closing Date (the "Maturity Date"). Interest accrues and will be paid semi-annually (i) at a rate of 6.5% annually from the Closing Date through the second anniversary of such date and (ii) at a rate of 8.5% annually from the second anniversary of the Closing Date through the Maturity Date.

On February 13, 2017, the Effective Date, the Company filed the Certificate of Amendment with the Secretary of State of the State of Nevada changing the Company's name to RumbleON, Inc. and creating the Class A and Class B Common Stock. Also on the Effective Date, the Company issued an aggregate of 1,000,000 shares of Class A Common Stock to Messrs. Chesrown and Berrard in exchange for an aggregate of 1,000,000 shares of Class B Common Stock held by them. Also on the Effective Date, the Company amended its bylaws to reflect the name change to RumbleON, Inc. and to reflect the Company's primary place of business as Charlotte, North Carolina.